Common Stock, Narrative (FY) (Details) - H.C.Wainwright and Co., LLC [Member] - Sale Agreement [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, consideration received on transaction	$ 20,000
Commission percentage	3.00%
Number of shares issued in transaction		0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued in transaction			13,100	252,013
Sale of stock, price per share			$ 4.25	$ 5.7
Sale of stock, consideration received per transaction			$ 53	$ 1,400